INTEREST INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTEREST INCOME, NET
Schedule of Interest Income and Interest Expense

	Year Ended December 31,
	2024	2023	2022
Interest income	796	1,311	404
Interest expense	(236)	(232)	(168)
Total	560	1,079	236